SUPPLEMENTAL INFORMATION	12 Months Ended
Dec. 31, 2022
Cash flows from (used in) operating activities [abstract]
SUPPLEMENTAL INFORMATION	SUPPLEMENTAL INFORMATION
The net change in working capital balances for the year ended December 31 shown in the consolidated statements of cash flows is comprised of the following:

(MILLIONS)	2022	2021	2020
Trade receivables and other current assets	$(270)	$(467)	$42
Accounts payable and accrued liabilities	175	(259)	8
Other assets and liabilities	(8)	99	(60)
	$(103)	$(627)	$(10)